Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0000703604
Registrant Name	Distribution Solutions Group, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES